Related Party Transactions - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Receivables - related parties	$ 3,012	$ 1,274
Accounts payable - related parties	5,878	4,397
Joint Ventures
Disclosure of transactions between related parties [line items]
Receivables - related parties	2,273	1,274
Accounts payable - related parties	4,700	4,000
Management and Directors
Disclosure of transactions between related parties [line items]
Receivables - related parties	739
Accounts payable - related parties	$ 1,178	$ 397